Segmented Information (Tables)	12 Months Ended
Dec. 31, 2013
Segmented Information
Schedule of Company's total assets by geographic location
	December 31, 2012	December 31, 2013
Assets
Mainland China	$164,174	$199,703
Hong Kong	44,589	40,990
Total	$208,763	$240,693

Schedule of Company's revenues by product

	For the year ended December 31,
	2011	2012	2013
Sales
Inactivated hepatitis vaccines	$26,939	$39,951	$47,202
Influenza vaccines	8,113	9,191	12,156
H5N1	7,782	—	10,736
H1N1	14,008	—	—
Mumps	—	24	1,680
Rabend	—	50	750
Total	$56,842	$49,216	$72,524

Schedule of Company's revenues attributed to geographic locations
	For the year ended December 31,
	2011	2012	2013
Sales
Mainland China	$56,407	$48,199	$71,397
Foreign countries	435	1,017	1,127
Total	$56,842	$49,216	$72,524